Financial Assets and liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 4,535	$ 1,235	$ 809
Interest expense	(62,499)	(21,879)	(28,886)
Amortized cost	(1,649)	(1,810)	(2,365)
Changes in the fair value of Warrants	14,120	19,437	(30,350)
Net changes in foreign exchange rate	(453)	18,458	33,263
Discount of assets and liabilities at present value	933	2,137	(2,561)
Changes in the fair value of financial assets			(17,599)
Interest expense on lease liabilities	(3,093)	(2,894)	(1,925)
Discount for well plugging and abandonment	(1,312)	(2,387)	(2,444)
Remeasurement in borrowings		(72,044)	(52,817)
Other	14,855	(26,381)	9,242
Financial results, net	(34,563)	(86,128)	(95,633)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	4,535	1,235	809
Interest expense	(62,499)	(21,879)	(28,886)
Amortized cost	(1,649)	(1,810)	(2,365)
Changes in the fair value of Warrants	0	0	0
Net changes in foreign exchange rate	(453)	18,458	33,263
Discount of assets and liabilities at present value	933	2,137	(2,561)
Changes in the fair value of financial assets			0
Interest expense on lease liabilities	(3,093)	(2,894)	(1,925)
Discount for well plugging and abandonment	(1,312)	(2,387)	(2,444)
Remeasurement in borrowings		(72,044)	(52,817)
Other	14,855	(26,381)	9,242
Financial results, net	(48,683)	(105,565)	(47,684)
Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	0	0	0
Interest expense	0	0	0
Amortized cost	0	0	0
Changes in the fair value of Warrants	14,120	19,437	(30,350)
Net changes in foreign exchange rate	0	0	0
Discount of assets and liabilities at present value	0	0	0
Changes in the fair value of financial assets			(17,599)
Interest expense on lease liabilities	0	0	0
Discount for well plugging and abandonment	0	0	0
Remeasurement in borrowings		0	0
Other	0	0	0
Financial results, net	$ 14,120	$ 19,437	$ (47,949)